Consolidated Statements Of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Net sales	$ 918,499	$ 790,471	$ 718,175
Cost of sales	159,682	140,794	127,435
Gross profit	758,817	649,677	590,740
Operating expenses:
Associate incentives	408,160	349,044	307,820
Selling, general and administrative	208,995	184,531	166,208
Total operating expenses	617,155	533,575	474,028
Earnings from operations	141,662	116,102	116,712
Other income (expense):
Interest income	1,116	500	464
Interest expense	(15)	(129)	(1)
Other, net	(174)	(820)	(594)
Other income (expense), net	927	(449)	(131)
Earnings before income taxes	142,589	115,653	116,581
Income taxes	47,917	39,017	37,557
Net earnings	$ 94,672	$ 76,636	$ 79,024
Earnings per common share
Basic	$ 7.44	$ 5.80	$ 5.77
Diluted	$ 7.18	$ 5.60	$ 5.56
Weighted average common shares outstanding
Basic	12,730	13,221	13,695
Diluted	13,177	13,689	14,204
Comprehensive income:
Net earnings	$ 94,672	$ 76,636	$ 79,024
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(9,283)	(4,492)	(1,458)
Tax benefit (expense) related to foreign currency translation adjustment	3,375	830	316
Other comprehensive income (loss), net of tax	(5,908)	(3,662)	(1,142)
Comprehensive income	$ 88,764	$ 72,974	$ 77,882